Tax paid (Tables)	12 Months Ended
Jun. 30, 2022
Tax paid
Schedule of tax paid

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts (receivable)/payable at beginning of year		(307)	(4 754)	309
Disposal of businesses		—	40	—
Net interest and penalties on tax		(1)	(17)	(41)
Income tax per income statement	12	16 231	9 509	930
Reclassification to held for sale[1]		34	(304)	29
Foreign exchange differences recognised in income statement		25	(14)	48
Translation of foreign operations		(41)	513	(370)
		15 941	4 973	905
Net tax (payable)/receivable per statement of financial position		(2 410)	307	4 754
tax payable		(3 142)	(806)	(665)
tax receivable[2]		732	1 113	5 419

Per the statement of cash flows		13 531	5 280	5 659
Comprising
Normal tax
South Africa		11 739	6 622	3 131
Foreign		1 860	(1 342)	2 526
Dividend withholding tax		(68)	—	2
		13 531	5 280	5 659
1	2021 mainly due to ROMPCO tax payable that was transferred to liabilities held for sale.
2	2020 relates mainly to the relief provided to companies in the United States under the Coronavirus Aid Relief and Economic Security Act 9 (CARES Act) allowing taxpayers to carry back losses incurred during 2018 – 2020 for five years.